SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2019
SEGMENTED INFORMATION [abstract]
Schedule of segmented operational activity and balances
2019	Oregon	Nevada	Corporate	Consolidated
Total revenue	$500,376	$2,085,135	$-	$2,585,511
Gross profit (loss)	$(1,456,382)	$1,638,949	$-	$182,567
Operating expenses	(1,069,567)	(734,635)	(10,405,213)	(12,209,415)
Other losses	(1,562,927)	(34,821)	(9,976,574)	(11,574,322)
Net profit (loss)	$(4,088,876)	$869,493	$(20,381,787)	$(23,601,170)
Assets	$6,578,366	$54,928,722	$15,925,938	$77,433,026
Liabilities	$7,976,115	$36,369,603	$12,000,695	$56,346,413